THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
AEROSPACE & DEFENSE—0.8%
Raytheon Co.	15,928	$2,088,957
The Boeing Co.	2,199	327,959
TransDigm Group, Inc.	3,091	989,707
		3,406,623
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	7,864	1,490,621
LVMH Moet Hennessy Louis Vuitton SE	902	330,720
		1,821,341
APPLICATION SOFTWARE—7.8%
Adobe, Inc.*	41,176	13,103,851
Autodesk, Inc.*	11,496	1,794,526
Cadence Design Systems, Inc.*	27,049	1,786,316
Intuit, Inc.	11,139	2,561,970
Palantir Technologies, Inc., Cl. A*,@,(a)	41,286	237,394
RingCentral, Inc., Cl. A*	1,375	291,376
salesforce.com, Inc.*	89,664	12,909,823
		32,685,256
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC	41,477	2,042,328

AUTOMOBILE MANUFACTURERS—0.0%
Tesla, Inc.*	367	192,308

AUTOMOTIVE RETAIL—0.1%
Carvana Co., Cl. A*	6,454	355,551

BIOTECHNOLOGY—4.1%
AbbVie, Inc.	27,749	2,114,196
Biogen, Inc.*	6,640	2,100,763
Gilead Sciences, Inc.	11,616	868,412
Sarepta Therapeutics, Inc.*	14,757	1,443,530
Seattle Genetics, Inc.*	5,048	582,438
Vertex Pharmaceuticals, Inc.*	43,148	10,267,067
		17,376,406
CASINOS & GAMING—0.1%
Las Vegas Sands Corp.	13,025	553,172

DATA PROCESSING & OUTSOURCED SERVICES—10.5%
Fidelity National Information Services, Inc.	93,768	11,405,940
Fiserv, Inc.*	30,909	2,936,046
Mastercard, Inc., Cl. A	5,038	1,216,979
PayPal Holdings, Inc.*	73,092	6,997,828
Visa, Inc., Cl. A	133,191	21,459,734
		44,016,527
DIVERSIFIED BANKS—0.1%
JPMorgan Chase & Co.	5,575	501,917

DIVERSIFIED SUPPORT SERVICES—0.3%
Cintas Corp.	8,307	1,438,939

EDUCATION SERVICES—0.0%
New Oriental Education & Technology Group, Inc.#,*	1,602	173,400

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
AMETEK, Inc.	6,064	$436,729

ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Waste Management, Inc.	27,863	2,578,999

FINANCIAL EXCHANGES & DATA—2.6%
CME Group, Inc., Cl. A	7,791	1,347,142
Intercontinental Exchange, Inc.	57,958	4,680,109
S&P Global, Inc.	19,495	4,777,249
		10,804,500
FOOTWEAR—0.9%
NIKE, Inc., Cl. B	46,250	3,826,725

HEALTHCARE EQUIPMENT—6.2%
Boston Scientific Corp.*	224,115	7,312,872
Danaher Corp.	106,307	14,713,952
DexCom, Inc.*	10,959	2,950,930
Intuitive Surgical, Inc.*	2,238	1,108,280
		26,086,034
HEALTHCARE SERVICES—0.9%
Cigna Corp.	20,236	3,585,414

HOME IMPROVEMENT RETAIL—1.1%
Lowe's Cos., Inc.	55,679	4,791,178

HYPERMARKETS & SUPER CENTERS—0.2%
Costco Wholesale Corp.	1,195	340,730
Walmart, Inc.	4,408	500,837
		841,567
INDUSTRIAL CONGLOMERATES—0.5%
Honeywell International, Inc.	15,875	2,123,916

INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	8,527	1,702,074

INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C*	16,406	19,077,061
Facebook, Inc., Cl. A*	107,732	17,969,698
Pinterest, Inc., Cl. A*	103,975	1,605,374
		38,652,133
INTERNET & DIRECT MARKETING RETAIL—14.0%
Alibaba Group Holding Ltd.#,*	105,700	20,556,536
Amazon.com, Inc.*	19,438	37,898,658
		58,455,194
INTERNET SERVICES & INFRASTRUCTURE—0.4%
VeriSign, Inc.*	9,883	1,779,830

INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	52,035	1,769,190

LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.	12,479	3,539,044

MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	41,324	10,305,379

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—0.7%
Ball Corp.	47,584	$3,076,781

MOVIES & ENTERTAINMENT—1.8%
Netflix, Inc.*	17,838	6,698,169
The Walt Disney Co.	8,204	792,506
		7,490,675
PHARMACEUTICALS—1.4%
Bristol-Myers Squibb Co.	7,363	410,414
GW Pharmaceuticals PLC#,*	13,437	1,176,678
Novartis AG#	40,504	3,339,555
Zoetis, Inc., Cl. A	7,419	873,142
		5,799,789
PROPERTY & CASUALTY INSURANCE—1.4%
The Progressive Corp.	77,790	5,744,014

RAILROADS—0.8%
Union Pacific Corp.	24,751	3,490,881

RESEARCH & CONSULTING SERVICES—0.2%
CoStar Group, Inc.*	1,304	765,722

RESTAURANTS—0.6%
Starbucks Corp.	38,094	2,504,300

SEMICONDUCTOR EQUIPMENT—1.0%
Applied Materials, Inc.	69,181	3,169,874
ASML Holding NV#	3,682	963,358
		4,133,232
SEMICONDUCTORS—3.9%
Advanced Micro Devices, Inc.*	6,315	287,206
Micron Technology, Inc.*	24,929	1,048,514
NVIDIA Corp.	40,042	10,555,071
NXP Semiconductors NV	53,042	4,398,773
		16,289,564
SOFT DRINKS—0.5%
The Coca-Cola Co.	48,873	2,162,630

SPECIALTY CHEMICALS—0.8%
The Sherwin-Williams Co.	7,064	3,246,049

SYSTEMS SOFTWARE—11.1%
Crowdstrike Holdings, Inc., Cl. A*	44,178	2,459,831
Microsoft Corp.	267,176	42,136,327
ServiceNow, Inc.*	5,636	1,615,165
		46,211,323
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Apple, Inc.	90,728	23,071,223
Western Digital Corp.	17,834	742,251
		23,813,474
TRUCKING—0.3%
Uber Technologies, Inc.*	40,832	1,140,029

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
WIRELESS TELECOMMUNICATION SERVICES—1.1%
T-Mobile US, Inc.*	53,072	$4,452,741
TOTAL COMMON STOCKS (Cost $314,599,069)		406,162,878

PREFERRED STOCKS—0.3%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	168,373	968,145
Palantir Technologies, Inc., Cl. D*,@,(a)	21,936	126,132
		1,094,277
TOTAL PREFERRED STOCKS (Cost $1,256,679)		1,094,277

REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
SPECIALIZED—1.5%
Crown Castle International Corp.	24,370	3,519,028
SBA Communications Corp., Cl. A	10,930	2,950,772
		6,469,800
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,855,006)		6,469,800
Total Investments (Cost $321,710,754)	98.6%	$413,726,955
Unaffiliated Securities (Cost $321,710,754)		413,726,955
Other Assets in Excess of Liabilities	1.4%	5,721,978
NET ASSETS	100.0%	$419,448,933

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Acquisition Cost	Date)	Value	3/31/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$268,648	0.05%	$237,394	0.06%
Palantir Technologies, Inc., Cl. B	10/7/14	1,111,840	0.22%	968,145	0.23%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.03%	126,132	0.03%
Total				$1,331,671	0.32%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
HEICO Corp., Cl. A	19,621	$1,253,782
Raytheon Co.	11,355	1,489,208
TransDigm Group, Inc.	5,331	1,706,933
		4,449,923
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Lululemon Athletica, Inc.*	11,690	2,215,840

APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	6,079	963,278

APPLICATION SOFTWARE—6.0%
Adobe, Inc.*	19,174	6,101,934
ANSYS, Inc.*	9,790	2,275,881
Fair Isaac Corp.*	9,595	2,952,286
Palantir Technologies, Inc., Cl. A*,@,(a)	25,072	144,164
Paycom Software, Inc.*	8,526	1,722,337
PTC, Inc.*	22,183	1,357,821
		14,554,423
AUTOMOBILE MANUFACTURERS—1.5%
Tesla, Inc.*	6,893	3,611,932

BIOTECHNOLOGY—4.0%
Alexion Pharmaceuticals, Inc.*	13,151	1,180,828
Biogen, Inc.*	5,996	1,897,014
Gilead Sciences, Inc.	24,777	1,852,329
Moderna, Inc.*	79,621	2,384,649
Vertex Pharmaceuticals, Inc.*	10,260	2,441,367
		9,756,187
DATA PROCESSING & OUTSOURCED SERVICES—6.8%
Fidelity National Information Services, Inc.	30,001	3,649,322
Fiserv, Inc.*	37,732	3,584,163
PayPal Holdings, Inc.*	44,014	4,213,900
Square, Inc., Cl. A*	18,076	946,821
Visa, Inc., Cl. A	25,777	4,153,190
		16,547,396
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	7,207	1,248,397

EDUCATION SERVICES—0.9%
Bright Horizons Family Solutions, Inc.*	20,706	2,112,012

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Rockwell Automation, Inc.	6,507	981,971

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	27,103	2,100,483

FINANCIAL EXCHANGES & DATA—3.0%
MarketAxess Holdings, Inc.	7,293	2,425,433
S&P Global, Inc.	9,098	2,229,465
Tradeweb Markets, Inc., Cl. A	60,380	2,538,375
		7,193,273

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
FOOTWEAR—0.5%
NIKE, Inc., Cl. B	13,550	$1,121,127

HEALTHCARE EQUIPMENT—5.7%
DexCom, Inc.*	22,825	6,146,088
Insulet Corp.*	14,780	2,448,750
Intuitive Surgical, Inc.*	10,730	5,313,603
		13,908,441
HEALTHCARE SERVICES—1.0%
Guardant Health, Inc.*	35,054	2,439,758

HEALTHCARE TECHNOLOGY—2.9%
Teladoc Health, Inc.*	28,462	4,411,895
Veeva Systems, Inc., Cl. A*	17,547	2,743,824
		7,155,719
HYPERMARKETS & SUPER CENTERS—0.6%
Costco Wholesale Corp.	5,104	1,455,304

INDUSTRIAL CONGLOMERATES—1.0%
Roper Technologies, Inc.	7,601	2,370,068

INTERACTIVE HOME ENTERTAINMENT—2.2%
Activision Blizzard, Inc.*	49,191	2,925,880
Take-Two Interactive Software, Inc.*	19,473	2,309,693
		5,235,573
INTERACTIVE MEDIA & SERVICES—4.3%
Alphabet, Inc., Cl. C*	7,957	9,252,479
Pinterest, Inc., Cl. A*	84,022	1,297,300
		10,549,779
INTERNET & DIRECT MARKETING RETAIL—9.4%
Alibaba Group Holding Ltd.#,*	3,299	641,590
Amazon.com, Inc.*	11,469	22,361,339
		23,002,929
INTERNET SERVICES & INFRASTRUCTURE—3.1%
Shopify, Inc., Cl. A*	9,698	4,043,388
VeriSign, Inc.*	20,016	3,604,681
		7,648,069
LEISURE FACILITIES—0.7%
Vail Resorts, Inc.	11,695	1,727,468

LIFE SCIENCES TOOLS & SERVICES—1.8%
Bio-Rad Laboratories, Inc., Cl. A*	3,636	1,274,636
Bio-Techne Corp.	16,305	3,091,754
		4,366,390
MANAGED HEALTHCARE—0.8%
UnitedHealth Group, Inc.	7,547	1,882,071

METAL & GLASS CONTAINERS—0.5%
Ball Corp.	19,836	1,282,596

MOVIES & ENTERTAINMENT—4.6%
Live Nation Entertainment, Inc.*	68,678	3,122,102
Netflix, Inc.*	18,071	6,785,660

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—4.6% (CONT.)
Roku, Inc., Cl. A*	14,675	$1,283,769
		11,191,531
MUTUAL FUNDS—3.5%
Alger 25 Fund, Cl. P(b)	729,143	8,472,646

PHARMACEUTICALS—2.4%
Eli Lilly & Co.	16,714	2,318,566
GW Pharmaceuticals PLC#,*	11,635	1,018,877
Roche Holding AG#	62,383	2,530,878
		5,868,321
REGIONAL BANKS—0.9%
SVB Financial Group*	14,515	2,192,926

RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	3,649	2,142,729
IHS Markit Ltd.	24,593	1,475,580
		3,618,309
RESTAURANTS—0.5%
Starbucks Corp.	17,339	1,139,866

SEMICONDUCTOR EQUIPMENT—2.8%
Applied Materials, Inc.	52,336	2,398,035
ASML Holding NV	8,564	2,240,685
Lam Research Corp.	8,534	2,048,160
		6,686,880
SEMICONDUCTORS—4.8%
Advanced Micro Devices, Inc.*	55,920	2,543,242
Micron Technology, Inc.*	31,423	1,321,651
NVIDIA Corp.	13,589	3,582,060
QUALCOMM, Inc.	44,195	2,989,792
Universal Display Corp.	9,005	1,186,679
		11,623,424
SYSTEMS SOFTWARE—6.8%
Crowdstrike Holdings, Inc., Cl. A*	14,715	819,331
Microsoft Corp.	99,824	15,743,244
		16,562,575
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	56,955	14,483,087

WIRELESS TELECOMMUNICATION SERVICES—1.0%
T-Mobile US, Inc.*	28,962	2,429,912

TOTAL COMMON STOCKS (Cost $220,479,292)		234,149,884

PREFERRED STOCKS—0.3%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	102,250	587,937

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.3% (CONT.)	SHARES	VALUE
APPLICATION SOFTWARE—0.3% (CONT.)
Palantir Technologies, Inc., Cl. D*,@,(a)	13,322	$76,602
		664,539
TOTAL PREFERRED STOCKS (Cost $763,164)		664,539

REAL ESTATE INVESTMENT TRUST—3.3%	SHARES	VALUE
SPECIALIZED—3.3%
Crown Castle International Corp.	56,224	8,118,746
(Cost $6,997,235)		8,118,746
Total Investments (Cost $228,239,691)	100.0%	$242,933,169
Affiliated Securities (Cost $7,639,078)		8,472,646
Unaffiliated Securities (Cost $220,600,613)		234,460,523
Liabilities in Excess of Other Assets	0.0%	(60,933)
NET ASSETS	100.0%	$242,872,236

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$163,143	0.05%	$144,164	0.06%
Palantir Technologies, Inc., Cl. B	10/7/14	675,201	0.22%	587,937	0.24%
Palantir Technologies, Inc., Cl. D	10/14/14	87,963	0.03%	76,602	0.03%
Total				$808,703	0.33%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—92.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.4%
General Dynamics Corp.	1,120	$148,187
The Boeing Co.	692	103,205
TransDigm Group, Inc.	564	180,587
United Technologies Corp.	1,906	179,793
		611,772
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Tapestry, Inc.	6,575	85,146

ASSET MANAGEMENT & CUSTODY BANKS—3.4%
BlackRock, Inc., Cl. A	1,064	468,128
The Blackstone Group, Inc., Cl. A	6,009	273,830
The Carlyle Group, Inc.	5,084	110,069
		852,027
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	2,794	212,875
Amgen, Inc.	1,086	220,164
Gilead Sciences, Inc.	2,547	190,414
		623,453
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,745	100,965

CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	10,027	344,728

COMMODITY CHEMICALS—0.2%
Dow, Inc.	1,475	43,129

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	8,866	348,522

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,756	131,630

DEPARTMENT STORES—0.2%
Kohl's Corp.	3,488	50,890

DIVERSIFIED BANKS—5.5%
Bank of America Corp.	12,478	264,908
JPMorgan Chase & Co.	10,702	963,501
Wells Fargo & Co.	5,621	161,323
		1,389,732
ELECTRIC UTILITIES—0.9%
NextEra Energy, Inc.	916	220,408

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp. PLC	2,530	196,555

FINANCIAL EXCHANGES & DATA—2.5%
CME Group, Inc., Cl. A	3,672	634,926

HEALTHCARE EQUIPMENT—0.7%
Medtronic PLC	2,113	190,550

HEALTHCARE SERVICES—1.2%
CVS Health Corp.	5,321	315,695

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.8% (CONT.)	SHARES	VALUE
HOME IMPROVEMENT RETAIL—3.0%
The Home Depot, Inc.	4,047	$755,615

HOUSEHOLD PRODUCTS—2.3%
The Procter & Gamble Co.	5,304	583,440

HYPERMARKETS & SUPER CENTERS—1.4%
Walmart, Inc.	3,144	357,221

INDUSTRIAL CONGLOMERATES—2.5%
Honeywell International, Inc.	4,721	631,623

INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	1,562	311,791

INTEGRATED OIL & GAS—2.1%
Chevron Corp.	2,139	154,992
Exxon Mobil Corp.	5,325	202,190
TOTAL SA#	5,062	188,509
		545,691
INTEGRATED TELECOMMUNICATION SERVICES—3.2%
AT&T, Inc.	8,511	248,096
Verizon Communications, Inc.	10,414	559,544
		807,640
INTERACTIVE MEDIA & SERVICES—6.8%
Alphabet, Inc., Cl. A*	543	630,939
Alphabet, Inc., Cl. C*	540	627,917
Facebook, Inc., Cl. A*	2,951	492,227
		1,751,083
INTERNET & DIRECT MARKETING RETAIL—2.1%
Amazon.com, Inc.*	269	524,475

INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	12,627	429,318

LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	871	128,655

MANAGED HEALTHCARE—2.2%
UnitedHealth Group, Inc.	2,213	551,878
MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	2,744	96,699

MULTI-UTILITIES—0.8%
Sempra Energy	1,741	196,716

OIL & GAS EXPLORATION & PRODUCTION—0.5%
ConocoPhillips	4,567	140,664

OIL & GAS REFINING & MARKETING—0.2%
Valero Energy Corp.	1,315	59,648

OIL & GAS STORAGE & TRANSPORTATION—0.2%
ONEOK, Inc.	2,777	60,566

PHARMACEUTICALS—9.4%
AstraZeneca PLC#	5,343	238,618
Bristol-Myers Squibb Co.	3,721	207,409

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—92.8% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—9.4% (CONT.)
Eli Lilly & Co.	2,091	$290,064
GlaxoSmithKline PLC#	5,249	198,885
Johnson & Johnson	4,495	589,429
Merck & Co., Inc.	2,917	224,434
Novartis AG#	2,256	186,007
Pfizer, Inc.	13,962	455,719
		2,390,565
RAILROADS—0.7%
Union Pacific Corp.	1,322	186,455

RESTAURANTS—1.1%
Darden Restaurants, Inc.	1,365	74,338
McDonald's Corp.	1,220	201,727
		276,065
SEMICONDUCTOR EQUIPMENT—1.5%
KLA Corp.	2,585	371,568

SEMICONDUCTORS—3.0%
Broadcom, Inc.	1,600	379,360
QUALCOMM, Inc.	3,668	248,140
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	133,573
		761,073
SOFT DRINKS—3.2%
PepsiCo, Inc.	4,113	493,972
The Coca-Cola Co.	7,101	314,219
		808,191
SYSTEMS SOFTWARE—10.5%
Microsoft Corp.	17,000	2,681,071

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	6,075	1,544,811
Western Digital Corp.	1,693	70,463
		1,615,274
TOBACCO—1.7%
Altria Group, Inc.	7,418	286,854
Philip Morris International, Inc.	1,906	139,062
		425,916
TOTAL COMMON STOCKS (Cost $14,572,414)		23,589,029

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,620	124,786
(Cost $152,935)		124,786

REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	3,554	162,702

INDUSTRIAL—0.7%
Americold Realty Trust	5,226	177,893

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.8% (CONT.)	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	6,807	$126,747
SPECIALIZED—3.0%
Crown Castle International Corp.	3,066	442,730
CyrusOne, Inc.	2,633	162,588
Lamar Advertising Co., Cl. A	2,835	145,379
		750,697
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,071,546)		1,218,039
Total Investments (Cost $15,796,895)	98.1%	$24,931,854
Unaffiliated Securities (Cost $15,796,895)		24,931,854
Other Assets in Excess of Liabilities	1.9%	495,640
NET ASSETS	100.0%	$25,427,494

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—91.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
HEICO Corp.	6,750	$503,618
HEICO Corp., Cl. A	13,335	852,106
L3Harris Technologies, Inc.	2,283	411,214
TransDigm Group, Inc.	782	250,389
		2,017,327
ALTERNATIVE CARRIERS—0.8%
Bandwidth, Inc., Cl. A*	13,992	941,522

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Lululemon Athletica, Inc.*	6,058	1,148,294

APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	3,035	480,926

APPLICATION SOFTWARE—11.2%
ANSYS, Inc.*	3,711	862,696
Atlassian Corp. PLC, Cl. A*	11,441	1,570,392
Avalara, Inc.*	29,946	2,233,971
Benefitfocus, Inc.*	33,838	301,497
Cadence Design Systems, Inc.*	24,008	1,585,488
Coupa Software, Inc.*	6,639	927,667
Fair Isaac Corp.*	5,867	1,805,217
Five9, Inc.*	12,013	918,514
Palantir Technologies, Inc., Cl. A*,@,(a)	12,572	72,289
Paycom Software, Inc.*	3,127	631,685
PTC, Inc.*	12,901	789,670
RealPage, Inc.*	16,107	852,544
		12,551,630
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
The Carlyle Group, Inc.	21,959	475,412

AUTO PARTS & EQUIPMENT—0.7%
Aptiv PLC	16,303	802,760

AUTOMOTIVE RETAIL—0.9%
O'Reilly Automotive, Inc.*	3,455	1,040,128

BIOTECHNOLOGY—4.2%
Alexion Pharmaceuticals, Inc.*	3,175	285,083
Alnylam Pharmaceuticals, Inc.*	4,672	508,547
Forte Biosciences, Inc.*,@,(a)	699,148	752,912
Genmab AS#,*	34,475	730,525
Neurocrine Biosciences, Inc.*	2,563	221,828
Regeneron Pharmaceuticals, Inc.*	443	216,312
Sarepta Therapeutics, Inc.*	10,895	1,065,749
Seattle Genetics, Inc.*	8,691	1,002,768
		4,783,724
CASINOS & GAMING—1.0%
Diamond Eagle Acquisition Corp., Cl. A*	91,427	1,128,209

COMMUNICATIONS EQUIPMENT—0.8%
Motorola Solutions, Inc.	6,421	853,479

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—91.8% (CONT.)	SHARES	VALUE
CONSTRUCTION MATERIALS—1.6%
Vulcan Materials Co.	16,472	$1,780,129

CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	6,068	454,857

DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Fiserv, Inc.*	24,357	2,313,671
Global Payments, Inc.	8,652	1,247,878
Square, Inc., Cl. A*	17,495	916,388
		4,477,937
DISTRIBUTORS—0.6%
Pool Corp.	3,490	686,727

DIVERSIFIED SUPPORT SERVICES—1.9%
Cintas Corp.	5,826	1,009,180
Copart, Inc.*	16,590	1,136,747
		2,145,927
EDUCATION SERVICES—1.0%
Bright Horizons Family Solutions, Inc.*	11,328	1,155,456

ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
AMETEK, Inc.	16,193	1,166,220
Rockwell Automation, Inc.	2,733	412,437
		1,578,657
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Cognex Corp.	13,907	587,154
Trimble, Inc.*	28,559	909,033
		1,496,187
ELECTRONIC MANUFACTURING SERVICES—0.4%
Flex Ltd.*	54,505	456,479

ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Waste Connections, Inc.	17,330	1,343,075

FINANCIAL EXCHANGES & DATA—2.1%
MarketAxess Holdings, Inc.	3,503	1,164,993
Tradeweb Markets, Inc., Cl. A	29,777	1,251,825
		2,416,818
FOOD DISTRIBUTORS—1.8%
US Foods Holding Corp.*	115,394	2,043,628

GENERAL MERCHANDISE STORES—1.6%
Dollar General Corp.	11,788	1,780,106

HEALTHCARE EQUIPMENT—6.3%
ABIOMED, Inc.*	1,262	183,192
DexCom, Inc.*	13,313	3,584,791
Insulet Corp.*	8,962	1,484,824
Masimo Corp.*	5,341	945,998
Nevro Corp.*	7,721	771,946
		6,970,751
HEALTHCARE SERVICES—1.3%
1Life Healthcare, Inc.*	9,483	172,116

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—91.8% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—1.3% (CONT.)
Guardant Health, Inc.*	18,843	$1,311,473
		1,483,589
HEALTHCARE TECHNOLOGY—3.3%
Phreesia, Inc.*	20,440	429,853
Teladoc Health, Inc.*	10,353	1,604,819
Veeva Systems, Inc., Cl. A*	10,641	1,663,932
		3,698,604
INDUSTRIAL MACHINERY—0.6%
Lincoln Electric Holdings, Inc.	9,491	654,879

INSURANCE BROKERS—1.5%
eHealth, Inc.*	12,086	1,701,950

INTERACTIVE HOME ENTERTAINMENT—2.6%
Activision Blizzard, Inc.*	23,965	1,425,438
Take-Two Interactive Software, Inc.*	12,514	1,484,286
		2,909,724
INTERACTIVE MEDIA & SERVICES—0.6%
Pinterest, Inc., Cl. A*	45,537	703,091

INTERNET & DIRECT MARKETING RETAIL—0.4%
MercadoLibre, Inc.*	879	429,462

INTERNET SERVICES & INFRASTRUCTURE—3.2%
Akamai Technologies, Inc.*	6,200	567,238
Shopify, Inc., Cl. A*	3,660	1,525,964
VeriSign, Inc.*	8,653	1,558,319
		3,651,521
LEISURE FACILITIES—1.5%
Planet Fitness, Inc., Cl. A*	11,853	577,241
Vail Resorts, Inc.	7,660	1,131,459
		1,708,700
LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	31,113	826,050

LIFE SCIENCES TOOLS & SERVICES—2.6%
10X Genomics, Inc., Cl. A*	3,772	235,071
Bio-Rad Laboratories, Inc., Cl. A*	1,067	374,048
Bio-Techne Corp.	5,975	1,132,979
Lonza Group AG*	754	310,106
Repligen Corp.*	9,235	891,547
		2,943,751
METAL & GLASS CONTAINERS—1.1%
Ball Corp.	18,736	1,211,470

MOVIES & ENTERTAINMENT—1.8%
Live Nation Entertainment, Inc.*	31,213	1,418,943
Roku, Inc., Cl. A*	7,389	646,390
		2,065,333
PHARMACEUTICALS—2.4%
Aerie Pharmaceuticals, Inc.*	25,233	340,646

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—91.8% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—2.4% (CONT.)
GW Pharmaceuticals PLC#,*	12,780	$1,119,144
Reata Pharmaceuticals, Inc., Cl. A*	1,764	254,616
Zoetis, Inc., Cl. A	8,703	1,024,256
		2,738,662
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	18,734	1,383,319

REAL ESTATE SERVICES—0.8%
FirstService Corp.	11,405	879,554

REGIONAL BANKS—0.8%
SVB Financial Group*	5,785	873,998

RESEARCH & CONSULTING SERVICES—3.3%
CoStar Group, Inc.*	3,217	1,889,054
IHS Markit Ltd.*	12,553	753,180
Verisk Analytics, Inc., Cl. A	7,578	1,056,222
		3,698,456
RESTAURANTS—0.3%
Chipotle Mexican Grill, Inc., Cl. A*	524	342,906

SEMICONDUCTOR EQUIPMENT—2.9%
KLA Corp.	6,062	871,352
Lam Research Corp.	5,120	1,228,800
SolarEdge Technologies, Inc.*	13,710	1,122,575
		3,222,727
SEMICONDUCTORS—3.3%
Advanced Micro Devices, Inc.*	32,385	1,472,870
Micron Technology, Inc.*	18,919	795,733
Universal Display Corp.	6,447	849,585
Xilinx, Inc.	8,107	631,860
		3,750,048
SPECIALIZED CONSUMER SERVICES—1.0%
Service Corp. International	13,520	528,767
ServiceMaster Global Holdings, Inc.*	21,686	585,522
		1,114,289
SYSTEMS SOFTWARE—2.3%
Crowdstrike Holdings, Inc., Cl. A*	45,876	2,554,376

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Western Digital Corp.	26,879	1,118,704

TRADING COMPANIES & DISTRIBUTORS—0.3%
MSC Industrial Direct Co., Inc., Cl. A	6,183	339,879

TRUCKING—2.2%
Lyft, Inc., Cl. A*	50,784	1,363,551
Old Dominion Freight Line, Inc.	8,224	1,079,482
		2,443,033
TOTAL COMMON STOCKS (Cost $102,573,763)		103,458,220

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.4%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	51,276	$294,837
Palantir Technologies, Inc., Cl. D*,@,(a)	6,681	38,416
		333,253
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	134,631

TOTAL PREFERRED STOCKS (Cost $1,149,596)		467,884

WARRANTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Forte Biosciences, Inc., 2/20/21*,@,(a)	699,148	7
(Cost $0)		7

RIGHTS—1.2%	SHARES	VALUE
BIOTECHNOLOGY—1.2%
Tolero CDR*,@,(a),(c)	425,098	1,317,804
(Cost $227,341)		1,317,804

REAL ESTATE INVESTMENT TRUST—5.3%	SHARES	VALUE
INDUSTRIAL—1.1%
Americold Realty Trust	14,498	493,512
Rexford Industrial Realty, Inc.	18,246	748,268
		1,241,780
RESIDENTIAL—1.7%
Equity LifeStyle Properties, Inc.	33,221	1,909,543
SPECIALIZED—2.5%
Crown Castle International Corp.	19,798	2,858,831
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,631,255)		6,010,154
Total Investments (Cost $109,581,955)	98.7%	$111,254,069
Affiliated Securities (Cost $766,885)		134,631
Unaffiliated Securities (Cost $108,815,070)		111,119,438
Other Assets in Excess of Liabilities	1.3%	1,418,531
NET ASSETS	100.0%	$112,672,600

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5
- Affiliated Securities.
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2020
Forte Biosciences, Inc.	2/19/20	$752,912	0.51%	$752,912	0.68%
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	7	0.00%
Palantir Technologies, Inc., Cl. A	10/7/14	81,806	0.05%	72,289	0.06%
Palantir Technologies, Inc., Cl. B	10/7/14	338,598	0.22%	294,837	0.26%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	38,416	0.03%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	134,631	0.12%
Tolero CDR	2/6/17	227,341	0.18%	1,317,804	1.17%
Total				$2,610,896	2.32%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—94.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
Kratos Defense & Security Solutions, Inc.*	2,433	$33,673

AIR FREIGHT & LOGISTICS—0.5%
XPO Logistics, Inc.*	174	8,483

APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Canada Goose Holdings, Inc.*	970	19,293

APPLICATION SOFTWARE—21.2%
Altair Engineering, Inc., Cl. A*	227	6,016
Avalara, Inc.*	512	38,195
Bill.Com Holdings, Inc.*	34	1,163
Ebix, Inc.	959	14,558
Everbridge, Inc.*	615	65,411
Globant SA*	295	25,925
HubSpot, Inc.*	250	33,298
LivePerson, Inc.*	102	2,321
Paylocity Holding Corp.*	792	69,948
Pluralsight, Inc., Cl. A*	839	9,212
SPS Commerce, Inc.*	922	42,882
Telaria, Inc.*	9	54
The Trade Desk, Inc., Cl. A*	199	38,407
		347,390
ASSET MANAGEMENT & CUSTODY BANKS—3.2%
Hamilton Lane, Inc., Cl. A	940	51,991

BIOTECHNOLOGY—5.6%
ACADIA Pharmaceuticals, Inc.*	1,242	52,475
Portola Pharmaceuticals, Inc.*	352	2,510
Puma Biotechnology, Inc.*	2,689	22,695
Ultragenyx Pharmaceutical, Inc.*	317	14,084
		91,764
EDUCATION SERVICES—5.9%
Chegg, Inc.*	2,706	96,821

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
nLight, Inc.*	289	3,032
Novanta, Inc.*	163	13,020
		16,052
ENVIRONMENTAL & FACILITIES SERVICES—4.7%
Casella Waste Systems, Inc., Cl. A*	1,947	76,050

GENERAL MERCHANDISE STORES—2.6%
Ollie's Bargain Outlet Holdings, Inc.*	916	42,447

HEALTHCARE DISTRIBUTORS—2.0%
PetIQ, Inc., Cl. A*	1,377	31,988

HEALTHCARE EQUIPMENT—12.8%
Glaukos Corp.*	1,355	41,815
Insulet Corp.*	469	77,704
Nevro Corp.*	907	90,682
		210,201

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.8% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—2.6%
US Physical Therapy, Inc.	611	$42,159

HEALTHCARE TECHNOLOGY—1.7%
Tabula Rasa HealthCare, Inc.*	517	27,034

HOTELS RESORTS & CRUISE LINES—0.1%
Lindblad Expeditions Holdings, Inc.*	231	963

INDUSTRIAL MACHINERY—0.4%
The Middleby Corp.*	118	6,712

INSURANCE BROKERS—2.4%
eHealth, Inc.*	208	29,291
Goosehead Insurance, Inc., Cl. A*	215	9,595
		38,886
INTERNET & DIRECT MARKETING RETAIL—0.4%
Wayfair, Inc., Cl. A*	114	6.092

IT CONSULTING & OTHER SERVICES—5.0%
EPAM Systems, Inc.*	443	82,247

LEISURE FACILITIES—2.4%
Planet Fitness, Inc., Cl. A*	810	39,447

LIFE SCIENCES TOOLS & SERVICES—1.1%
NeoGenomics, Inc.*	649	17,919

MANAGED HEALTHCARE—2.7%
Progyny, Inc.*	2,091	44,308

OIL & GAS EQUIPMENT & SERVICES—0.1%
Solaris Oilfield Infrastructure, Inc., Cl. A	405	2,126

PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	269	3,632

REAL ESTATE SERVICES—5.5%
FirstService Corp.	1,174	90,539

REGIONAL BANKS—1.0%
Signature Bank	201	16,158

SEMICONDUCTORS—0.6%
Impinj, Inc.*	590	9,859

SYSTEMS SOFTWARE—2.7%
Rapid7, Inc.*	951	41,207
Zuora, Inc., Cl. A*	300	2,415
		43,622
THRIFTS & MORTGAGE FINANCE—0.3%
Axos Financial, Inc.*	298	5,403

TRADING COMPANIES & DISTRIBUTORS—2.8%
SiteOne Landscape Supply, Inc.*	620	45,644
TOTAL COMMON STOCKS (Cost $1,712,977)		1,548,903

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$8,386
(Cost $47,768)		8,386
Total Investments (Cost $1,760,745)	95.3%	$1,557,289
Affiliated Securities (Cost $47,768)		8,386
Unaffiliated Securities (Cost $1,712,977)		1,548,903
Other Assets in Excess of Liabilities	4.7%	76,485
NET ASSETS	100.0%	$1,633,774

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$8,386	0.51%
Total				$8,386	0.51%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—91.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
Hexcel Corp.	15,203	$565,400
Mercury Systems, Inc.*	40,358	2,879,139
		3,444,539
ALTERNATIVE CARRIERS—0.8%
Bandwidth, Inc., Cl. A*	22,075	1,485,427

APPAREL RETAIL—1.2%
Burlington Stores, Inc.*	14,367	2,276,595

APPLICATION SOFTWARE—20.1%
ACI Worldwide, Inc.*	133,803	3,231,342
Avalara, Inc.*	71,503	5,334,123
Benefitfocus, Inc.*	31,329	279,141
Bill.Com Holdings, Inc.*	18,140	620,388
Blackbaud, Inc.	34,781	1,932,085
Blackline, Inc.*	23,032	1,211,714
Coupa Software, Inc.*	13,556	1,894,180
Everbridge, Inc.*	35,770	3,804,496
Guidewire Software, Inc.*	26,442	2,097,115
HubSpot, Inc.*	22,903	3,050,451
Manhattan Associates, Inc.*	33,151	1,651,583
Medallia, Inc.*	2,650	53,106
Paycom Software, Inc.*	14,556	2,940,458
Q2 Holdings, Inc.*	47,972	2,833,226
Smartsheet, Inc., Cl. A*	37,380	1,551,644
SPS Commerce, Inc.*	39,306	1,828,122
Tyler Technologies, Inc.*	7,426	2,202,255
		36,515,429
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group, Inc.	9,803	579,749
Ares Management Corp., Cl. A	15,523	480,126
WisdomTree Investments, Inc.	358,064	834,290
		1,894,165
BIOTECHNOLOGY—3.0%
CareDx, Inc.*	135,197	2,951,351
Exact Sciences Corp.*	23,076	1,338,408
Moderna, Inc.*	30,419	911,049
Portola Pharmaceuticals, Inc.*	30,969	220,809
		5,421,617
CASINOS & GAMING—0.8%
Diamond Eagle Acquisition Corp., Cl. A*	74,990	925,377
Penn National Gaming, Inc.*	37,519	474,615
		1,399,992
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	24,531	734,949

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Sunrun, Inc.*	57,369	579,427

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—91.6% (CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	20,272	$1,098,945

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Cognex Corp.	61,931	2,614,727

FINANCIAL EXCHANGES & DATA—1.1%
Tradeweb Markets, Inc., Cl. A	48,848	2,053,570

GENERAL MERCHANDISE STORES—0.5%
Ollie's Bargain Outlet Holdings, Inc.*	17,738	821,979

HEALTHCARE EQUIPMENT—15.0%
ABIOMED, Inc.*	15,277	2,217,609
Cantel Medical Corp.	63,023	2,262,526
CryoPort, Inc.*	70,752	1,207,737
DexCom, Inc.*	23,049	6,206,403
Inmode Ltd.*	17,177	369,306
Inogen, Inc.*	31,298	1,616,855
Insulet Corp.*	55,121	9,132,446
Tandem Diabetes Care, Inc.*	63,573	4,090,923
		27,103,805
HEALTHCARE SERVICES—0.7%
1Life Healthcare, Inc.*	11,679	211,974
Guardant Health, Inc.*	14,904	1,037,318
		1,249,292
HEALTHCARE SUPPLIES—9.4%
Neogen Corp.*	90,014	6,030,038
Quidel Corp.*	112,314	10,985,431
SmileDirectClub, Inc., Cl. A*	31,398	146,629
		17,162,098
HEALTHCARE TECHNOLOGY—8.6%
Teladoc Health, Inc.*	23,621	3,661,491
Veeva Systems, Inc., Cl. A*	60,749	9,499,321
Vocera Communications, Inc.*	121,250	2,575,350
		15,736,162
HOMEFURNISHING RETAIL—0.4%
Bed Bath & Beyond, Inc.	192,841	811,861

HYPERMARKETS & SUPER CENTERS—1.2%
BJ's Wholesale Club Holdings, Inc.*	86,447	2,201,805

INSURANCE BROKERS—1.1%
eHealth, Inc.*	13,791	1,942,049

INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	6,134	727,554

INTERACTIVE MEDIA & SERVICES—0.7%
Pinterest, Inc., Cl. A*	81,932	1,265,030

INTERNET & DIRECT MARKETING RETAIL—0.4%
Grubhub, Inc.*	19,461	792,647

INTERNET SERVICES & INFRASTRUCTURE—2.7%
Shopify, Inc., Cl. A*	11,706	4,880,583

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—91.6% (CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.2%
Moelis & Co., Cl. A	16,002	$449,656

LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	24,261	1,181,511

LIFE SCIENCES TOOLS & SERVICES—7.0%
Bio-Techne Corp.	23,025	4,366,000
NanoString Technologies, Inc.*	99,074	2,382,730
NeoGenomics, Inc.*	83,004	2,291,740
PRA Health Sciences, Inc.*	23,056	1,914,570
Repligen Corp.*	19,175	1,851,155
		12,806,195
MANAGED HEALTHCARE—0.9%
HealthEquity, Inc.*	31,654	1,601,376

MOVIES & ENTERTAINMENT—1.5%
Live Nation Entertainment, Inc.*	60,973	2,771,833

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A*	198,159	792,636

PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc.*	42,112	568,512

RESTAURANTS—1.3%
Shake Shack, Inc., Cl. A*	15,111	570,289
Wingstop, Inc.	22,061	1,758,262
		2,328,551
SEMICONDUCTOR EQUIPMENT—0.4%
SolarEdge Technologies, Inc.*	8,042	658,479

SEMICONDUCTORS—1.0%
Universal Display Corp.	13,884	1,829,633

SPECIALTY CHEMICALS—2.0%
Balchem Corp.	37,767	3,728,358

SPECIALTY STORES—0.4%
Five Below, Inc.*	10,023	705,419

SYSTEMS SOFTWARE—1.9%
Proofpoint, Inc.*	33,345	3,420,863

TOTAL COMMON STOCKS (Cost $103,150,090)		167,057,269

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	59,553
(Cost $339,224)		59,553

RIGHTS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Tolero CDR*,@,(b),(c)	287,830	892,273
(Cost $155,594)		892,273

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.9%	SHARES	VALUE
SPECIALIZED—3.9%
Digital Realty Trust, Inc.	50,670	$7,038,570
(Cost $6,469,039)		7,038,570
Total Investments (Cost $110,113,947)	96.0%	$175,047,665
Affiliated Securities (Cost $339,224)		59,553
Unaffiliated Securities (Cost $109,774,723)		174,988,112
Other Assets in Excess of Liabilities	4.0%	7,231,415
NET ASSETS	100.0%	$182,279,080

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)	Contingent Deferred Rights.
*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Acquisition Cost	Date)	Value	3/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$339,224	0.10%	$59,553	0.03%
Tolero CDR	2/6/17	155,594	0.08%	892,273	0.49%
Total				$951,826	0.52%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited)

COMMON STOCKS—53.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
General Dynamics Corp.	1,083	$143,292
The Boeing Co.	673	100,371
TransDigm Group, Inc.	549	175,784
United Technologies Corp.	1,837	173,284
		592,731
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Tapestry, Inc.	6,419	83,126

ASSET MANAGEMENT & CUSTODY BANKS—1.9%
BlackRock, Inc., Cl. A	1,026	451,409
The Blackstone Group, Inc., Cl. A	5,831	265,719
The Carlyle Group, Inc.	4,958	107,341
		824,469
BIOTECHNOLOGY—1.4%
AbbVie, Inc.	2,705	206,094
Amgen, Inc.	1,056	214,083
Gilead Sciences, Inc.	2,516	188,096
		608,273
BUILDING PRODUCTS—0.2%
Johnson Controls International PLC	3,449	92,985

CABLE & SATELLITE—0.8%
Comcast Corp., Cl. A	9,684	332,936

COMMODITY CHEMICALS—0.1%
Dow, Inc.	1,424	41,638

COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	8,567	336,769

CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,641	123,009

DEPARTMENT STORES—0.1%
Kohl's Corp.	3,272	47,739

DIVERSIFIED BANKS—3.2%
Bank of America Corp.	12,178	258,539
JPMorgan Chase & Co.	10,405	936,762
Wells Fargo & Co.	5,357	153,746
		1,349,047
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	875	210,543

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%		190,496
Eaton Corp. PLC	2,452	190,496

FINANCIAL EXCHANGES & DATA—1.5%
CME Group, Inc., Cl. A	3,591	620,920

HEALTHCARE EQUIPMENT—0.4%
Medtronic PLC	1,995	179,909

HEALTHCARE SERVICES—0.7%
CVS Health Corp.	5,182	307,448

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—53.4% (CONT.)	SHARES	VALUE
HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	3,936	$734,891

HOUSEHOLD PRODUCTS—1.3%		562,870
The Procter & Gamble Co.	5,117	562,870

HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	3,100	352,222

INDUSTRIAL CONGLOMERATES—1.4%
Honeywell International, Inc.	4,508	603,125

INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,525	304,405

INTEGRATED OIL & GAS—1.2%
Chevron Corp.	2,090	151,441
Exxon Mobil Corp.	5,101	193,685
TOTAL SA#	4,838	180,167
		525,293
INTEGRATED TELECOMMUNICATION SERVICES—1.8%
AT&T, Inc.	8,245	240,342
Verizon Communications, Inc.	9,896	531,712
		772,054
INTERACTIVE MEDIA & SERVICES—4.0%
Alphabet, Inc., Cl. A*	536	622,806
Alphabet, Inc., Cl. C*	508	590,707
Facebook, Inc., Cl. A*	2,818	470,042
		1,683,555
INTERNET & DIRECT MARKETING RETAIL—1.2%
Amazon.com, Inc.*	259	504,977

INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	12,323	418,982

LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	848	125,258

MANAGED HEALTHCARE—1.3%
UnitedHealth Group, Inc.	2,167	540,406

MULTI-LINE INSURANCE—0.2%
The Hartford Financial Services Group, Inc.	2,647	93,280

MULTI-UTILITIES—0.5%
Sempra Energy	1,710	193,213

OIL & GAS EXPLORATION & PRODUCTION—0.3%
ConocoPhillips	4,449	137,029

OIL & GAS REFINING & MARKETING—0.1%
Valero Energy Corp.	1,282	58,152

OIL & GAS STORAGE & TRANSPORTATION—0.1%
ONEOK, Inc.	2,694	58,756

PHARMACEUTICALS—5.4%
AstraZeneca PLC#	5,078	226,783
Bristol-Myers Squibb Co.	3,563	198,602

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—53.4% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—5.4% (CONT.)
Eli Lilly & Co.	2,001	$277,579
GlaxoSmithKline PLC#	5,029	190,549
Johnson & Johnson	4,133	541,960
Merck & Co., Inc.	2,793	214,893
Novartis AG#	2,159	178,010
Pfizer, Inc.	13,443	438,780
		2,267,156
RAILROADS—0.4%
Union Pacific Corp.	1,259	177,569

RESTAURANTS—0.6%
Darden Restaurants, Inc.	1,279	69,654
McDonald's Corp.	1,140	188,499
		258,153
SEMICONDUCTOR EQUIPMENT—0.9%
KLA Corp.	2,517	361,794

SEMICONDUCTORS—1.7%
Broadcom, Inc.	1,559	369,639
QUALCOMM, Inc.	3,508	237,316
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,724	130,180
		737,135
SOFT DRINKS—1.8%
PepsiCo, Inc.	3,958	475,356
The Coca-Cola Co.	6,787	300,325
		775,681
SYSTEMS SOFTWARE—6.1%
Microsoft Corp.	16,269	2,565,784

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
Apple, Inc.	5,911	1,503,108
Western Digital Corp.	1,623	67,549
		1,570,657
TOBACCO—1.0%
Altria Group, Inc.	7,090	274,170
Philip Morris International, Inc.	1,822	132,933
		407,103
TOTAL COMMON STOCKS (Cost $15,782,959)		22,731,538

MASTER LIMITED PARTNERSHIP—0.3%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	4,546	122,787
(Cost $150,738)		122,787

REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
HEALTHCARE—0.4%
Welltower, Inc.	3,445	157,712

INDUSTRIAL—0.4%
Americold Realty Trust	4,853	165,196

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.8% (CONT.)	SHARES	VALUE
MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	6,717	$125,071

SPECIALIZED—1.7%
Crown Castle International Corp.	2,997	432,767
CyrusOne, Inc.	2,548	157,339
Lamar Advertising Co., Cl. A	2,654	136,097
		726,203
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,067,635)		1,174,182

	PRINCIPAL
CORPORATE BONDS—30.8%	AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—4.1%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,733,335

DIVERSIFIED BANKS—4.9%
JPMorgan Chase & Co., 4.35%, 8/15/21	1,000,000	1,026,357
Wells Fargo & Co., 3.30%, 9/9/24	1,000,000	1,043,124
		2,069,481
INTEGRATED OIL & GAS—2.3%
Total Capital SA, 4.45%, 6/24/20	1,000,000	999,692

INTEGRATED TELECOMMUNICATION SERVICES—3.4%
Verizon Communications, Inc., 5.15%, 9/15/23	1,300,000	1,446,467

PACKAGED FOODS & MEATS—4.7%
Campbell Soup Co., 2.50%, 8/2/22	2,000,000	1,996,096

SEMICONDUCTORS—3.8%
Altera Corp., 4.10%, 11/15/23	1,500,000	1,639,513

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6%
Apple, Inc., 1.80%, 5/11/20	1,200,000	1,200,900
HP, Inc., 4.38%, 9/15/21	2,000,000	2,035,649
		3,236,549
TOTAL CORPORATE BONDS (Cost $12,915,269)		13,121,133

	PRINCIPAL
U.S. TREASURY OBLIGATIONS—9.8%	AMOUNT	VALUE
ZCP, 4/16/20	1,200,000	1,199,243
ZCP, 5/14/20	1,500,000	1,497,263
ZCP, 8/6/20	1,500,000	1,491,893
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,188,399)		4,188,399
Total Investments (Cost $34,105,000)	97.1%	$41,338,039
Unaffiliated Securities (Cost $34,105,000)		41,338,039
Other Assets in Excess of Liabilities	2.9%	1,226,083
NET ASSETS	100.0%	$42,564,122

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Growth & Income Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios’ are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principle or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assump-tions in determining the fair value of investments)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2020, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$50,595,549	$50,595,549	$—	$—
Consumer Discretionary	74,715,497	74,384,777	330,720	—
Consumer Staples	3,004,197	3,004,197	—	—
Financials	18,819,621	18,819,621	—	—
Healthcare	66,692,066	66,692,066	—	—
Industrials	15,381,838	15,381,838	—	—
Information Technology	168,929,206	168,691,812	—	237,394
Materials	8,024,904	8,024,904	—	—
TOTAL COMMON STOCKS	$406,162,878	$405,594,764	$330,720	$237,394
PREFERRED STOCKS
Information Technology	1,094,277	—	—	1,094,277
REAL ESTATE INVESTMENT TRUST
Real Estate	6,469,800	6,469,800	—	—
TOTAL INVESTMENTS IN SECURITIES	$413,726,955	$412,064,564	$330,720	$1,331,671

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	29,406,795	29,406,795	—	—
Consumer Discretionary	35,894,452	35,894,452	—	—
Consumer Staples	1,455,304	1,455,304	—	—
Financials	9,386,199	9,386,199	—	—
Healthcare	45,376,887	45,376,887	—	—
Industrials	14,769,151	14,769,151	—	—
Information Technology	88,105,854	87,961,690	—	144,164
Materials	1,282,596	1,282,596	—	—
Mutual Funds	8,472,646	8,472,646	—	—
TOTAL COMMON STOCKS	$234,149,884	$234,005,720	$—	$144,164
PREFERRED STOCKS
Information Technology	664,539	—	—	664,539
REAL ESTATE INVESTMENT TRUST
Real Estate	8,118,746	8,118,746	—	—
TOTAL INVESTMENTS IN SECURITIES	$242,933,169	$242,124,466	$—	$808,703

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	2,903,451	2,903,451	—	—
Consumer Discretionary	1,952,476	1,952,476	—	—
Consumer Staples	2,174,768	2,174,768	—	—
Energy	806,569	806,569	—	—
Financials	3,402,702	3,402,702	—	—
Healthcare	4,072,141	4,072,141	—	—
Industrials	1,727,370	1,727,370	—	—
Information Technology	5,777,508	5,777,508	—	—
Materials	354,920	354,920	—	—
Utilities	417,124	417,124	—	—
TOTAL COMMON STOCKS	$23,589,029	$23,589,029	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	124,786	124,786	—	—
REAL ESTATE INVESTMENT TRUST
Financials	126,747	126,747	—	—
Real Estate	1,091,292	1,091,292	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,218,039	$1,218,039	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$24,931,854	$24,931,854	$—	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	6,619,670	6,619,670	—	—
Consumer Discretionary	13,098,870	13,098,870	—	—
Consumer Staples	2,043,628	2,043,628	—	—
Financials	6,851,497	6,851,497	—	—
Healthcare	22,619,081	21,556,063	310,106	752,912
Industrials	14,221,233	14,221,233	—	—
Information Technology	34,133,088	34,060,799	—	72,289
Materials	2,991,599	2,991,599	—	—
Real Estate	879,554	879,554	—	—
TOTAL COMMON STOCKS	$103,458,220	$102,322,913	$310,106	$825,201
PREFERRED STOCKS
Healthcare	134,631	—	—	134,631
Information Technology	333,253	—	—	333,253
TOTAL PREFERRED STOCKS	$467,884	$—	$—	$467,884
WARRANTS
Healthcare	7	—	—	7
RIGHTS
Healthcare	1,317,804	—	—	1,317,804
REAL ESTATE INVESTMENT TRUST
Real Estate	6,010,154	6,010,154	—	—
TOTAL INVESTMENTS IN SECURITIES	$111,254,069	$108,333,067	$310,106	$2,610,896

Alger Weatherbie Specialized Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	205,063	205,063	—	—
Energy	2,126	2,126	—	—
Financials	112,438	112,438	—	—
Healthcare	469,005	469,005	—	—
Industrials	170,562	170,562	—	—
Information Technology	499,170	499,170	—	—
Real Estate	90,539	90,539	—	—
TOTAL COMMON STOCKS	$1,548,903	$1,548,903	$—	$—
PREFERRED STOCKS
Healthcare	8,386	—	—	8,386
TOTAL INVESTMENTS IN SECURITIES	$1,557,289	$1,548,903	$—	$8,386

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	6,249,844	6,249,844	—	—
Consumer Discretionary	10,318,555	10,318,555	—	—
Consumer Staples	2,201,805	2,201,805	—	—
Energy	792,636	792,636	—	—
Financials	6,339,440	6,339,440	—	—
Healthcare	81,649,057	81,649,057	—	—
Industrials	4,758,915	4,758,915	—	—
Information Technology	51,018,659	51,018,659	—	—
Materials	3,728,358	3,728,358	—	—
TOTAL COMMON STOCKS	$167,057,269	$167,057,269	$—	$—
PREFERRED STOCKS
Healthcare	59,553	—	—	59,553
RIGHTS
Healthcare	892,273	—	—	892,273
REAL ESTATE INVESTMENT TRUST
Real Estate	7,038,570	7,038,570	—	—

TOTAL INVESTMENTS IN SECURITIES	$175,047,665	$174,095,839	$—	$951,826

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	2,788,545	2,788,545	—	—
Consumer Discretionary	1,877,153	1,877,153	—	—
Consumer Staples	2,097,876	2,097,876	—	—
Energy	779,230	779,230	—	—
Financials	3,306,698	3,306,698	—	—
Healthcare	3,903,192	3,903,192	—	—
Industrials	1,656,906	1,656,906	—	—
Information Technology	5,572,139	5,572,139	—	—
Materials	346,043	346,043	—	—
Utilities	403,756	403,756	—	—
TOTAL COMMON STOCKS	$22,731,538	$22,731,538	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	122,787	122,787	—	—
REAL ESTATE INVESTMENT TRUST
Financials	125,071	125,071	—	—
Real Estate	1,049,111	1,049,111	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,174,182	$1,174,182	$—	$—
CORPORATE BONDS
Communication Services	1,446,467	—	1,446,467	—
Consumer Staples	1,996,096	—	1,996,096	—
Energy	999,692	—	999,692	—
Financials	2,069,481	—	2,069,481	—
Industrials	1,733,335	—	1,733,335	—
Information Technology	4,876,062	—	4,876,062	—
TOTAL CORPORATE BONDS	$13,121,133	$—	$13,121,133	$—
SHORT-TERM INVESTMENT
U.S. Treasury Obligations	4,188,399	—	4,188,399	—
TOTAL INVESTMENTS IN SECURITIES	$41,338,039	$24,028,507	$17,309,532	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2020	$237,394
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	237,394
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	—

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$1,094,277
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	1,094,277
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2020	$144,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	144,164
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	—

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$664,539
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	664,539
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2020	$72,289
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	752,912
Sales	—
Closing balance at March 31, 2020	825,201
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	—

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$513,897
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(46,013)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	467,884
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	(46,013)

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2020	$1,373,067
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(55,263)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	1,317,804
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	(55,263)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	Warrants
Opening balance at January 1, 2020	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	7
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	7
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	7

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$11,252
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,866)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	8,386
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	(2,866)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2020	$79,906
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(20,353)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	59,553
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	(20,353)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2020	$929,691
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(37,418)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2020	892,273
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2020	(37,418)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of March 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	March 31, 2020	Methodology	Input	Input/Range	Average
Alger Capital Appreciation Portfolio
Common Stocks	$237,394	Market	Market Quotation	N/A*	N/A
		Approach
Preferred Stocks	1,094,277	Market	Market Quotation	N/A*	N/A
		Approach
Alger Large Cap Growth Portfolio
Common Stocks	$144,164	Market	Market Quotation	N/A*	N/A
		Approach
Preferred Stocks	664,539	Market	Market Quotation	N/A*	N/A
		Approach
Alger Mid Cap Growth Portfolio
Common Stocks	$825,201	Market	Market Quotation	N/A*	N/A
		Approach
Preferred Stocks	333,253	Market	Market Quotation	N/A*	N/A
		Approach
Preferred Stocks	134,631	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Rights	1,317,804	Income	Discount Rate	4.24%-5.10%	N/A
		Approach
Warrants	7	Market	Market Quotation	N/A*	N/A
		Approach
Alger Weatherbie Specialized Growth
Preferred Stocks	$8,386	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Alger Small Cap Growth Portfolio
Preferred Stocks	$59,553	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Rights	892,273	Income	Discount Rate	4.24%-5.10%	N/A
		Approach

* The Portfolio utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Portfolio at March 31, 2020.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and

EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash Equivalents:
Alger Capital Appreciation Portfolio	$354,636	—	$354,636	—
Alger Large Cap Growth Portfolio	1,243,004	—	1,243,004	—
Alger Growth & Income Portfolio	623,068	—	623,068	—
Alger Mid Cap Growth Portfolio	3,382,038	—	3,382,038	—
Alger Weatherbie Specialized Growth Portfolio	66,788	—	66,788	—
Alger Small Cap Growth Portfolio	4,638,056	—	4,638,056	—
Alger Balanced Portfolio	1,110,377	—	1,110,377	—
Total	$11,417,967	—	$11,417,967	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative instruments held by the Portfolios as of March 31, 2020.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended March 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	729,143	—	—	729,143	—	—	$(1,042,676)	$8,472,646

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Mid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	170,419	—	—	170,419	—	—	(46,013)	134,631

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	10,615	—	—	10,615	—	—	(2,866)	8,386

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	75,383	—	—	75,383	—	—	(20,353)	59,553
Total					—	—	$(1,111,908)	$8,675,216

NOTE 6 — Subsequent Events:

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019, and has now been detected globally. The General Partner continues to closely monitor the impact of the COVID-19 outbreak on the Fund, however the duration and severity of the outbreak and its effects on the Fund cannot be determined with certainty. The effect of the impact of COVID-19 has not been reflected in these financial statements; such impact may affect the future results of the Fund.

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